CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Operating and formation costs	$ 3,704,849	$ 2,114,129
Loss from operations	(3,704,849)	(2,114,129)
Other income:
Change in fair value of warrant liability	(4,507,737)	406,549
Interest earned on marketable securities held in Trust Account	45,303	49,590
Unrealized loss on marketable securities held in Trust Account		(785)
Other income, net		455,354
Net loss	$ (8,167,283)	$ (1,658,775)
Redeemable Class A Common Stock
Other income:
Weighted average shares outstanding, basic and diluted	23,040,654
Basic and diluted net income loss per ordinary share	$ 0.00
Non-Redeemable Class A and Class B Common Stock
Other income:
Weighted average shares outstanding, basic and diluted	6,927,636
Basic and diluted net income loss per ordinary share	$ 1.18